Accounts payable	12 Months Ended
Dec. 31, 2020
Accounts Payable
Accounts payable

NOTE 8 – ACCOUNTS PAYABLE

Accounts payable as of December 31, 2020 and 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Creditors	$2,684	$4,578
Brokers	2,786	2,328
Professional and legal fees	829	1,567
Total accounts payable	$6,299	$8,473